Debt (ALS II Narrative) (Details) (ALS II Debt [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2008 item	Dec. 31, 2014 item
ALS II Debt [Member]
Debt Instrument [Line Items]
Number of aircraft financed	30
Number of aircraft designated as collateral		30
Debt Instrument, Collateral Amount		$ 934.4